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                  Filed pursuant to Rule 497(e) under the Securities Act of 1933
               Files Nos. 333-14725, 333-14729, 333-03715, 333-33607 & 333-65269

                               NUVEEN MUTUAL FUNDS
               SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
                                October 12, 2005

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Nuveen Municipal Trust                       Nuveen Investment Trust
     Statement of Additional Information          Statement of Additional Information dated
     dated August 29, 2005, as                    October 29, 2004, as supplemented February
     supplemented October 10, 2005                28, 2005, March 15, 2005, March 24, 2005 and
                                                  October 10, 2005, and Statement of Additional
                                                  Information dated June 29, 2005, as
                                                  supplemented October 10, 2005
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Nuveen Multistate Trust II                   Nuveen Investment Trust II
     Statement of Additional Information          Statement of Additional Information dated
     dated June 28, 2005, as                      November 29, 2004, as supplemented February
     supplemented October 10, 2005                28, 2005, March 15, 2005 and October 10, 2005
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Nuveen Investment Trust III
     Statement of Additional Information
     dated May 5, 2005, as supplemented
     October 10, 2005
-----------------------------------------------------------------------------------------------
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In the section entitled Additional Information on the Purchase and Redemption of
Fund Shares, under Elimination of Sales Charge on Class A Shares, the following language should replace the language regarding employer-sponsored qualified defined contribution retirement plans:

     . any employer-sponsored retirement plan. With respect to purchases by employer-sponsored retirement plans with at least 25 employees and that either (a) make an initial purchase of one or more Nuveen Mutual
          Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares, Nuveen will pay authorized dealers a sales commission equal to 1% (0.75% and 0.50% respectively, for the Intermediate Duration Municipal Bond Fund and Limited Term Municipal Bond Fund) of the first $2.5 million, plus
          0.50% of the next $2.5 million, plus 0.25% (0.50% for the Intermediate
          Duration Municipal Bond Fund) of any amount purchased over $5.0 million. Unless the authorized dealer elects to waive the commission, a contingent deferred sales charge of 1% (0.75% and 0.50% respectively, for the Intermediate Duration Municipal Bond Fund and
          Limited Term Municipal Bond Fund) will be assessed on redemptions within 18 months of purchase. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

                                                                  MGN-SAI2-1005D